DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Long-Term and Other Debt

The Company’s long-term and other debt as of December 31, 2018 and 2017 consisted of the following:

	As of December 31, 2018	As of December 31, 2017
Trilogy LLC 2022 Notes	$350,000	$350,000
New Zealand 2021 Senior Facilities Agreement	137,554	—
New Zealand 2019 Senior Facilities Agreement	—	136,859
Bolivian 2021 Syndicated Loan	15,022	20,655
Bolivian 2022 Bank Loan	7,000	7,000
Bolivian 2023 Bank Loan	4,000	—
Other	2,914	3,127

	516,490	517,641
Less: unamortized discount	(2,817)	(3,499)
Less: deferred financing costs	(6,848)	(6,890)

Total debt	506,825	507,252
Less: current portion of debt	(8,293)	(10,705)

Total long-term debt	$498,532	$496,547

Schedule of Future Maturities of Long-term and Other debt, Excluding Unamortized Debt Discounts and Deferred Financing Costs

As of December 31, 2018, the future maturities of long-term and other debt, excluding unamortized debt discounts and deferred financing costs, consisted of the following:

Years ending December 31,
2019	$8,293
2020	10,112
2021	144,105
2022	352,738
2023	935
Thereafter	307

Total	$516,490

Income and Withholding Tax Paid [Member]
Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2018	2017	2016
Income and withholding tax paid	$15,217	$11,628	$19,608

Interest Paid [Member]
Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2018	2017	2016
Interest paid, net of capitalized interest	$43,650	$61,598	$73,067